Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009557 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Equity Portfolio
Trading Symbol	QDVPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Equity Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Equity Portfolio	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 18.05%, versus a 25.02% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-10% vs +37%) and underweight
  (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
    Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and overweight (average weighting 13% vs 12%)
    Humana (-32%), CVS Health (-25%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Consumer Discretionary - underperformed the Index sector (+20% vs +30%)
    MGM Resorts (-22%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Darling Ingredients (-32%), AGCO (-20%), AIA Group (-14%), and IAC (-18%)
Contributors to Performance
  Financials - outperformed the Index sector (+33% vs +31%) and significantly overweight (average weighting 38% vs 13%)
    Capital One Financial (+38%), Wells Fargo (+46%), Berkshire Hathaway (+25%), Bank of New York Mellon (+53%), JPMorgan Chase (+44%), and DBS Group Holdings (+47%)
    Bank of New York Mellon and JPMorgan Chase - no longer Fund holdings
  Communication Services - outperformed the Index sector (+52% vs +40%) and overweight (average weighting 14% vs 9%)
    Meta Platforms (+66%) - largest individual contributor
    Alphabet (+36%)
  No exposure in Real Estate
  Individual holdings
    Amazon.com (+44%) and Viatris (+20%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Equity Portfolio	18.05%	10.48%	10.02%
S&P 500 Index	25.02%	14.51%	13.09%

Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 100,000,000.0
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 565,200
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$100.0
Total number of portfolio holdings as of 12/31/24	41
Portfolio turnover rate for the period	19%
Total advisory fees paid for the period (in thousands)	$565.2

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Financials	33.19%
Health Care	16.02%
Communication Services	14.05%
Consumer Discretionary	11.89%
Information Technology	11.78%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Value Portfolio to Davis Equity Portfolio effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]	In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Value Portfolio to Davis Equity Portfolio effective June 30, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents